Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Interest income	₱ 1,745	₱ 1,943	₱ 1,412
Foreign exchange gains (losses) – net (Note 9)	424	(771)	(411)
Gain on deconsolidation of VIH (Note 11)		12,054
Gains (losses) on derivative financial instruments – net (Note 28)	(284)	1,086	533
Equity share in net earnings (losses) of associates and joint ventures	(1,535)	(87)	2,906
Financing costs – net	(8,553)	(7,067)	(7,370)
Others – net (Notes 11, 12 and 14)	1,138	1,884	7,988
Total other income (expenses) – net	₱ (7,065)	₱ 9,042	₱ 5,058